Asset retirement obligation (Tables)	12 Months Ended
Dec. 31, 2015
Asset Retirement Obligation Tables
Net present value of the ARO
	2015	2014	2013
ARO balance, beginning of the year	$50,000	$64,560	$61,813
Accretion expense	1,800	800	3,960
Costs incurred	(560)	(2,111)	(1,213)
Change in ARO estimates	-	(13,249)	-
ARO balance, end of the year	51,240	50,000	64,560